Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,431.8, 2023: $3,271.4 (net of allowances for credit losses of $3.2, 2023: $1.3))
Amortized Cost
Due in one year or less	$ 300.8	$ 566.7
Due after one year through five years	2,206.6	2,130.3
Due after five years through ten years	549.4	255.5
Due after ten years	375.0	318.9
Total fixed maturity securities	3,431.8	3,271.4
Fair Value
Due in one year or less	295.9	555.9
Due after one year through five years	2,196.0	2,119.5
Due after five years through ten years	547.6	256.0
Due after ten years	370.7	313.5
Total fixed maturity securities	3,410.2	3,244.9
Short-term investments, available-for-sale, at fair value (amortized cost: $86.9, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Amortized Cost
Total fixed maturity securities	86.9	49.0
Fair Value
Total fixed maturity securities	$ 86.9	$ 49.0